UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21147

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 176.6%

Security	Principal Amount (000’s omitted)	Value
Education — 18.0%
California Educational Facilities Authority, (California Institute of Technology), 5.00%, 11/1/39(1)	$10,000	$10,652,700
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	2,680	2,955,316
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	550	597,927
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	940	1,005,264
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	1,375	1,441,069
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	3,630	3,899,273
California Educational Facilities Authority, (Stanford University), 5.00%, 6/1/43	5,250	6,166,230
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	650	744,439
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	6,200	6,829,858
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	1,790	1,900,157
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	1,175	1,237,439
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	800	827,280
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	2,270	2,514,865
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	2,395	2,627,459
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	2,520	2,745,061

		$46,144,337

Electric Utilities — 3.3%
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	$3,905	$3,714,202
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	1,890	1,994,819
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,375	2,591,933

		$8,300,954

General Obligations — 28.2%
Burbank Unified School District, (Election of 2013), 4.00%, 8/1/31(1)	$6,900	$6,751,788
California, 5.50%, 11/1/35	4,600	4,983,226
Foothill-De Anza Community College District, 5.00%, 8/1/40(1)	10,000	10,543,600
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	600	589,404
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	655	642,162
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	785	776,993
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	2,815	2,851,116
Palo Alto, (Election of 2008), 5.00%, 8/1/40(1)	7,020	7,530,143
San Bernardino Community College District, 4.00%, 8/1/27	10	9,936
San Bernardino Community College District, 4.00%, 8/1/27(1)	5,775	5,737,925
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,375	1,487,970
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	2,545	2,752,265
San Francisco Bay Area Rapid Transit District, (Election of 2004), 5.00%, 8/1/35	5,000	5,382,600
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	1,910	2,078,615
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	2,230	2,414,399
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37	15	15,957
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/37(1)	4,975	5,292,355
Santa Monica-Malibu Unified School District, (Election 2006), 4.50%, 7/1/36(1)	12,000	12,271,920

		$72,112,374

Security	Principal Amount (000’s omitted)	Value
Hospital — 18.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23(2)	$2,000	$2,072,620
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	1,750	1,883,875
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	550	586,965
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	4,580	4,739,705
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	2,565	2,719,567
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/39	2,565	2,677,116
California Health Facilities Financing Authority, (Lucile Salter Packard Children’s Hospital), 5.00%, 8/15/51(1)	10,000	10,072,300
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	6,000	6,043,380
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31(1)	5,000	5,315,700
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	2,170	2,181,414
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	3,950	3,955,214
Washington Township Health Care District, 5.00%, 7/1/32	3,165	3,159,208
Washington Township Health Care District, 5.25%, 7/1/29	3,005	3,009,207

		$48,416,271

Insured-Education — 7.3%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$8,250	$8,606,895
University of California, (AGM), 4.50%, 5/15/26(1)	3,095	3,135,111
University of California, (AGM), 4.50%, 5/15/28(1)	6,690	6,866,014

		$18,608,020

Insured-Electric Utilities — 14.9%
Anaheim Public Financing Authority, (Electric System District), (BHAC), (NPFG), 4.50%, 10/1/32(1)	$20,000	$20,497,398
Glendale, Electric System Revenue, (AGC), 5.00%, 2/1/31	2,240	2,357,018
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	6,750	7,365,802
Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	2,000	2,225,820
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,074,950
Sacramento Municipal Utility District, (AMBAC), (BHAC), 5.25%, 7/1/24	4,000	4,692,480

		$38,213,468

Insured-General Obligations — 21.7%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$4,175	$4,496,684
Burbank Unified School District, (Election of 1997), (FGIC), (NPFG), 0.00%, 8/1/21	4,135	3,105,095
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/34	23,150	7,566,346
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33(2)	4,500	4,778,235
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	5,705	6,135,214
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32	15	16,492
San Diego Community College District, (Election of 2006), (AGM), 5.00%, 8/1/32(1)	6,100	6,706,584
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/22	2,300	1,641,487
San Diego Unified School District, (FGIC), (NPFG), 0.00%, 7/1/23	5,000	3,352,300
San Juan Unified School District, (AGM), 0.00%, 8/1/21	5,630	4,227,736
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/22	4,840	3,562,918
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/23	4,365	3,033,064
San Mateo County, Community College District, (FGIC), (NPFG), 0.00%, 9/1/25	3,955	2,452,614
San Mateo Union High School District, (FGIC), (NPFG), 0.00%, 9/1/21	5,240	4,086,885
Ventura County, Community College District, (NPFG), 5.00%, 8/1/27	350	351,113

		$55,512,767

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 7.3%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	$2,205	$2,316,154
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 4/1/31(1)	10,000	10,744,400
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	3,500	3,598,140
California Statewide Communities Development Authority, (Sutter Health), (AMBAC), (BHAC), 5.00%, 11/15/38(1)	2,000	2,030,160

		$18,688,854

Insured-Lease Revenue/Certificates of Participation — 6.0%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$3,885	$4,821,557
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	10,000	10,525,200

		$15,346,757

Insured-Special Tax Revenue — 12.4%
Ceres, Redevelopment Agency Tax, (AMBAC), 4.00%, 11/1/36	$7,765	$6,278,701
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/31	595	526,040
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	7,240	6,086,740
Pomona, Public Financing Authority, (NPFG), 5.00%, 2/1/33	5,940	5,535,070
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	15,020	2,154,319
San Jose Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	3,680	3,050,904
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32(1)	7,500	8,130,525

		$31,762,299

Insured-Transportation — 2.1%
San Joaquin Hills, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/30	$3,445	$1,295,251
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	1,885	1,922,870
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/37	2,040	2,074,761

		$5,292,882

Insured-Water and Sewer — 10.3%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37(1)	$7,000	$7,191,380
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	345	374,918
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(1)	6,500	7,063,680
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	1,595	1,664,478
San Luis Obispo County, (Nacimiento Water Project), (BHAC), (NPFG), 5.00%, 9/1/38	5,000	5,198,000
San Luis Obispo County, (Nacimiento Water Project), (NPFG), 4.50%, 9/1/40	2,750	2,657,738
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	2,225	2,231,675

		$26,381,869

Special Tax Revenue — 12.3%
Contra Costa Community College District, 4.00%, 8/1/30(1)	$7,500	$7,282,500
Riverside County Transportation Commission, Sales Tax Revenue, 5.25%, 6/1/39(3)	6,285	6,799,987
San Diego County Regional Transportation Commission, 5.00%, 4/1/42(1)	10,000	10,633,300
San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, 5.00%, 7/1/36(1)	6,250	6,748,313

		$31,464,100

Security	Principal Amount (000’s omitted)	Value
Transportation — 8.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29(1)	$6,500	$7,364,110
Long Beach, Harbor Revenue, 5.00%, 5/15/27	1,960	2,146,181
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	7,500	7,845,825
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	2,190	2,287,827
San Jose, Airport Revenue, 5.00%, 3/1/31	1,750	1,813,035

		$21,456,978

Water and Sewer — 5.5%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37	$10	$10,948
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/37(1)	5,725	6,267,959
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/43(1)	7,500	7,870,800

		$14,149,707

Total Tax-Exempt Investments — 176.6% (identified cost $445,470,808)		$451,851,637

Other Assets, Less Liabilities — (76.6)%		$(195,949,377)

Net Assets — 100.0%		$255,902,260

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 46.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 17.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	125 U.S. 10-Year Treasury Note	Short	$(16,298,599)	$(15,820,312)	$478,287
9/13	119 U.S. Long Treasury Bond	Short	(16,736,016)	(16,165,406)	570,610

					$1,048,897

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,048,897.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$252,642,334

Gross unrealized appreciation	$12,589,983
Gross unrealized depreciation	(12,380,680)

Net unrealized appreciation	$209,303

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$451,851,637	$—	$451,851,637
Total Investments	$—	$451,851,637	$—	$451,851,637
Futures Contracts	$1,048,897	$—	$—	$1,048,897
Total	$1,048,897	$451,851,637	$—	$452,900,534

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013